CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 692,778	$ 262,728
Warrant exercise receivable	1,185
Prepaid expenses and other current assets	14,608	10,491
Total current assets	708,571	273,219
Property and equipment, net	5,701	5,292
Other long-term assets	6,186	3,910
Total assets	720,458	282,421
Current liabilities:
Accounts payable	11,071	22,039
Accrued professional fees	725	5,699
Short-term common stock warrant liabilities	77,607
Other current liabilities	35,531	19,618
Total current liabilities	124,934	47,356
Long-term common stock warrant liabilities	60,688	178,232	[1]
Other long-term liabilities	24	46
Total liabilities	185,646	225,634
Commitments and contingencies (Note 5)
Stockholders' equity:
Preferred stock $0.0001 par value; 10 million shares authorized - 0 issued and outstanding as of June 30, 2021 and December 31, 2020
Common stock $0.0001 par value; 625 million shares authorized; Class A common stock - 500 million shares authorized; 328 million and 292 million shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively; Class B common stock - 125 million shares authorized; 69 million and 78 million shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively	39	37
Additional paid-in capital	906,275	295,065
Accumulated deficit	(371,502)	(238,315)
Total stockholders' equity	534,812	56,787
Total liabilities and stockholders' equity	$ 720,458	$ 282,421

[1]	Reclassification of common stock warrants from equity classified to liability classified.